Pay vs Performance Disclosure		2 Months Ended	10 Months Ended	12 Months Ended
		Jan. 29, 2024 USD ($)	Dec. 01, 2024 USD ($)	Dec. 01, 2024 USD ($) $ / shares	Nov. 26, 2023 USD ($) $ / shares	Nov. 27, 2022 USD ($) $ / shares	Nov. 28, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below.

	SUMMARY	SUMMARY			AVERAGE SUMMARY	AVERAGE	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(4)
YEAR (a)	COMPENSATION TABLE TOTAL FOR MR. BERGH(1) ($) (b)	COMPENSATION TABLE TOTAL FOR MS. GASS(1) ($) (c)	COMPENSATION ACTUALLY PAID TO MR. BERGH(1) (2)(3) ($) (d)	COMPENSATION ACTUALLY PAID TO MS. GASS(1)(2)(3) ($) (e)	COMPENSATION TABLE TOTAL FOR NON-PEO NEOS(1) ($) (f)	COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(1)(2)(3) ($) (g)	TSR ($) (h)	PEER GROUP TSR ($) (i)	NET INCOME ($ MILLIONS) (j)	ADJUSTED EBIT(5) (k)
2024	3,128,419	13,704,334	6,973,804	16,072,805	4,376,153	4,849,623	100.01	51.39	210.6	649.9
2023	15,623,233	-	10,937,841	-	12,641,859	11,084,803	85.76	52.63	249.6	554.8
2022	15,867,418	-	(5,530,077)	-	3,661,501	(417,726)	86.99	67.28	569.1	713.0
2021	16,331,831	-	33,799,905	-	4,553,330	6,965,116	143.37	113.04	553.54	712.9

Company Selected Measure Name				Adjusted EBIT
Named Executive Officers, Footnote

(1)	Charles (“Chip”) V. Bergh (First PEO) was our CEO from 2011 to January 29, 2024, and Michelle Gass (“Second PEO”) has been our CEO since that date. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024
Harmit Singh	Harmit Singh	Harmit Singh	Harmit Singh
Elizabeth O’Neill	Elizabeth O’Neill	Elizabeth O’Neill	Gianluca Flore
Seth Ellison	Seth Ellison	Michelle Gass	Elizabeth O’Neill
Jennifer Sey	Seth Jaffe	Tracy Layney	David Jedrzejek

Peer Group Issuers, Footnote				The Peer Group TSR set forth in this table utilizes the S&P 500 Apparel, Accessories and Luxury Goods, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended December 1, 2024. The comparison assumes $100 was invested for the period starting November 29, 2020, through the end of the listed year in the Company and in the S&P 500 Apparel, Accessories and Luxury Goods, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Year	SUMMARY COMPENSATION TABLE TOTAL MR. BERGH ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR MR. BERGH ($)	INCLUSION OF EQUITY VALUES FOR MR. BERGH ($)	COMPENSATION ACTUALLY PAID TO MR. BERGH ($)
2024	3,128,419	0	3,845,385	6,973,804

Year	SUMMARY COMPENSATION TABLE TOTAL MS. GASS ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR MS. GASS ($)	INCLUSION OF EQUITY VALUES FOR MS. GASS ($)	COMPENSATION ACTUALLY PAID TO MS. GASS ($)
2024	13,704,334	(8,707,202)	11,075,673	16,072,805

YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2024	4,376,153	(2,433,100)	2,906,570	4,849,623

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR MR. BERGH ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR MR. BERGH ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR MR. BERGH ($)	TOTAL - INCLUSION OF EQUITY VALUES FOR MR. BERGH ($)
2024	0	3,627,666	217,719	3,845,385

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR MS. GASS ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR MS. GASS ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR MS. GASS ($)	TOTAL - INCLUSION OF EQUITY VALUES FOR MS. GASS ($)
2024	9,181,483	1,404,026	490,164	11,075,673

YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON- PEO NEOS ($)	TOTAL - AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2024	2,493,959	421,300	31,311	2,906,570

Non-PEO NEO Average Total Compensation Amount	[1]			$ 4,376,153	$ 12,641,859	$ 3,661,501	$ 4,553,330
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]			$ 4,849,623	11,084,803	(417,726)	6,965,116
Adjustment to Non-PEO NEO Compensation Footnote

Year	SUMMARY COMPENSATION TABLE TOTAL MR. BERGH ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR MR. BERGH ($)	INCLUSION OF EQUITY VALUES FOR MR. BERGH ($)	COMPENSATION ACTUALLY PAID TO MR. BERGH ($)
2024	3,128,419	0	3,845,385	6,973,804

Year	SUMMARY COMPENSATION TABLE TOTAL MS. GASS ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR MS. GASS ($)	INCLUSION OF EQUITY VALUES FOR MS. GASS ($)	COMPENSATION ACTUALLY PAID TO MS. GASS ($)
2024	13,704,334	(8,707,202)	11,075,673	16,072,805

YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2024	4,376,153	(2,433,100)	2,906,570	4,849,623

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR MR. BERGH ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR MR. BERGH ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR MR. BERGH ($)	TOTAL - INCLUSION OF EQUITY VALUES FOR MR. BERGH ($)
2024	0	3,627,666	217,719	3,845,385

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR MS. GASS ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR MS. GASS ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR MS. GASS ($)	TOTAL - INCLUSION OF EQUITY VALUES FOR MS. GASS ($)
2024	9,181,483	1,404,026	490,164	11,075,673

YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON- PEO NEOS ($)	TOTAL - AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2024	2,493,959	421,300	31,311	2,906,570

Compensation Actually Paid vs. Total Shareholder Return				PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR(11/29/2020 Indexed to $ 100)
Compensation Actually Paid vs. Net Income				PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure				PEO and Average Non-PEO NEO Compensation Actually Paid Versus Adjusted EBIT
Tabular List, Table

TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following table presents the financial performance measures that the Company considers the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

PERFORMANCE MEASURES
Adjusted Earnings Before Income and Taxes (EBIT)
Net Revenues
Cash Conversion Cycle

Total Shareholder Return Amount	[4]			$ 100.01	85.76	86.99	143.37
Peer Group Total Shareholder Return Amount	[4]			51.39	52.63	67.28	113.04
Net Income (Loss) Attributable to Parent				$ 210,600,000	$ 249,600,000	$ 569,100,000	$ 553,540,000
Company Selected Measure Amount | $ / shares	[5]			649.9	554.8	713.0	712.9
PEO Name		Charles (“Chip”) V. Bergh	Michelle Gass		Charles (“Chip”) V. Bergh	Charles (“Chip”) V. Bergh	Charles (“Chip”) V. Bergh
Additional 402(v) Disclosure				The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Total column set forth in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name					Adjusted Earnings Before Income and Taxes (EBIT)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name					Net Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name					Cash Conversion Cycle
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (2,433,100)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,906,570
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,493,959
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				421,300
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 31,311
MR. BERGH [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	$ 3,128,419			$ 15,623,233	$ 15,867,418	$ 16,331,831
PEO Actually Paid Compensation Amount	[1],[2],[3]	6,973,804			10,937,841	(5,530,077)	33,799,905
MR. BERGH [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
MR. BERGH [Member] | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,845,385
MR. BERGH [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
MR. BERGH [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,627,666
MR. BERGH [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 217,719
MS. GASS [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]		$ 13,704,334		(0)	(0)	(0)
PEO Actually Paid Compensation Amount	[1],[2],[3]		16,072,805		$ (0)	$ (0)	$ (0)
MS. GASS [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,707,202)
MS. GASS [Member] | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,075,673
MS. GASS [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,181,483
MS. GASS [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,404,026
MS. GASS [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 490,164

[1]	Charles (“Chip”) V. Bergh (First PEO) was our CEO from 2011 to January 29, 2024, and Michelle Gass (“Second PEO”) has been our CEO since that date. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Total column set forth in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
[4]	The Peer Group TSR set forth in this table utilizes the S&P 500 Apparel, Accessories and Luxury Goods, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended December 1, 2024. The comparison assumes $100 was invested for the period starting November 29, 2020, through the end of the listed year in the Company and in the S&P 500 Apparel, Accessories and Luxury Goods, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[5]	We determined Adjusted EBIT to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our NEOs in 2024. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.